Long-Term Debt - Ryerson Credit Facility - Additional Information (Detail) (Ryerson Secured Credit Facility [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Apr. 03, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Amended and restated credit facility agreement	$ 1,350,000,000	$ 1,350,000,000	$ 1,350,000,000
Outstanding borrowings	342,500,000	369,100,000		383,500,000
Letters of credit	27,000,000	27,000,000		27,000,000
Available Credit Facility	292,000,000	234,000,000		293,000,000
Line of credit facility, description of collateral	Total credit availability is limited by the amount of eligible accounts receivable and inventory pledged as collateral under the agreement insofar as Ryerson is subject to a borrowing base comprised of the aggregate of these two amounts, less applicable reserves. Eligible accounts receivable, at any date of determination, are comprised of the aggregate value of all accounts directly created by a borrower in the ordinary course of business arising out of the sale of goods or the rendition of services, each of which has been invoiced, with such receivables adjusted to exclude various ineligible accounts, including, among other things, those to which a borrower does not have sole and absolute title and accounts arising out of a sale to an employee, officer, director, or affiliate of a borrower. Eligible inventory, at any date of determination, is comprised of the aggregate value of all inventory owned by a borrower, with such inventory adjusted to exclude various ineligible inventory, including, among other things, any inventory that is classified as “supplies” or is unsaleable in the ordinary course of business and 50% of the value of any inventory that (i) has not been sold or processed within a 180 day period and (ii) which is calculated to have more than 365 days of supply based upon the immediately preceding 6 months consumption.	Total credit availability is limited by the amount of eligible accounts receivable and inventory pledged as collateral under the agreement insofar as Ryerson is subject to a borrowing base comprised of the aggregate of these two amounts, less applicable reserves. Eligible accounts receivable, at any date of determination, are comprised of the aggregate value of all accounts directly created by a borrower in the ordinary course of business arising out of the sale of goods or the rendition of services, each of which has been invoiced, with such receivables adjusted to exclude various ineligible accounts, including, among other things, those to which a borrower does not have sole and absolute title and accounts arising out of a sale to an employee, officer, director, or affiliate of a borrower. Eligible inventory, at any date of determination, is comprised of the aggregate value of all inventory owned by a borrower, with such inventory adjusted to exclude various ineligible inventory, including, among other things, any inventory that is classified as “supplies” or is unsaleable in the ordinary course of business and 50% of the value of any inventory that (i) has not been sold or processed within a 180 day period and (ii) which is calculated to have more than 365 days of supply based upon the immediately preceding 6 months consumption.
Weighted average interest rate	2.20%	2.10%		2.60%
Default bear interest rate	2.00%	2.00%
Base Rate and Canadian Prime Rate [Member]
Debt Instrument [Line Items]
Percentage of spread over amount available to be borrowed		0.75%
LIBOR and Banker's Acceptance Rate [Member]
Debt Instrument [Line Items]
Percentage of spread over amount available to be borrowed		1.75%
Scenario 2 [Member]
Debt Instrument [Line Items]
Credit facility scenario 2 maturity description of ("2017 Notes")	August 16, 2017 (60 days prior to the scheduled maturity date of the 9% Senior Secured Notes due October 15,2017 ("2017 Notes"), if the 2017 Notes are then outstanding.	August 16, 2017 (60 days prior to the scheduled maturity date of the 9% Senior Secured Notes due October 15, 2017 ("2017 Notes")), if the 2017 Notes are then outstanding.
Credit facility maturity date	Aug. 16, 2017	Aug. 16, 2017
Scenario 1 [Member]
Debt Instrument [Line Items]
Credit facility maturity date	Apr. 03, 2018	Apr. 03, 2018
Minimum [Member]
Debt Instrument [Line Items]
Commitment fess on amounts not borrowed	0.25%	0.25%
Minimum [Member] | Base Rate and Canadian Prime Rate [Member]
Debt Instrument [Line Items]
Percentage of spread over amount available to be borrowed	0.50%	0.50%
Minimum [Member] | LIBOR and Banker's Acceptance Rate [Member]
Debt Instrument [Line Items]
Percentage of spread over amount available to be borrowed	1.50%	1.50%
Maximum [Member]
Debt Instrument [Line Items]
Commitment fess on amounts not borrowed	0.375%	0.375%
Maximum [Member] | Base Rate and Canadian Prime Rate [Member]
Debt Instrument [Line Items]
Percentage of spread over amount available to be borrowed	1.00%	1.00%
Maximum [Member] | LIBOR and Banker's Acceptance Rate [Member]
Debt Instrument [Line Items]
Percentage of spread over amount available to be borrowed	2.00%	2.00%
US Subsidiaries [Member]
Debt Instrument [Line Items]
Amended and restated credit facility agreement	1,215,000,000	1,215,000,000
Canadian Subsidiaries [Member]
Debt Instrument [Line Items]
Amended and restated credit facility agreement	$ 135,000,000	$ 135,000,000